Net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	$ 17,957	¥ 116,819	¥ (2,000,444)	¥ (7,731,760)
Net loss from discontinued operations attributable to ordinary shareholders	(41,356)	(269,076)	(1,806,346)	(1,376,180)
Net loss attributable to ordinary shareholders	$ (23,399)	¥ (152,257)	¥ (3,806,790)	¥ (9,107,940)
Denominator:
Weighted average number of shares - basic	2,844,826,014	2,844,826,014	2,804,767,889	2,735,034,034
Adjustments for dilutive options and RSUs	66,635,803	66,635,803
Weighted average number of shares - diluted	2,911,461,817	2,911,461,817	2,804,767,889	2,735,034,034
Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	$ 0.01	¥ 0.04	¥ (0.71)	¥ (2.83)
Basic net loss per share from discontinued operations attributable to ordinary shareholders | (per share)	(0.01)	(0.09)	(0.64)	(0.50)
Net loss per share - basic | (per share)	(0.01)	(0.05)	(1.36)	(3.33)
Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	0.01	0.04	(0.71)	(2.83)
Diluted net loss per share from discontinued operations attributable to ordinary shareholders | (per share)	(0.01)	(0.09)	(0.64)	(0.50)
Net loss per share - diluted | (per share)	$ (0.01)	¥ (0.05)	¥ (1.36)	¥ (3.33)